Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Charges in Income Statement in Respect of Equity-settled Share-based Payment Plans	The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in £ millions	2024	2023	2022
Pearson plans	44	40	38

Summary of Weighted Average Estimated Fair Values
The following shares were granted under restricted share arrangements:

		2024		2023

	Number of shares 000s	Weighted average fair value £	Number of shares 000s	Weighted average fair value £
Long-Term Incentive Plan	6,262	8.96	5,572	6.99